INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2021
Income Tax Disclosure [Abstract]
Components of Loss from Continuing Operations before Provision for Income Taxes
The components of (loss) income before provision for income taxes are as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Loss (income) from operations before income taxes:
U.S.	$(9,590)	$9,868
Foreign	6,592	9,801
Total (loss) income from operations before income taxes	$(2,998)	$19,669

Components of Income Tax Expense from Operations
The components of income tax expense from operations consist of the following:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Current provision:
Federal	$—	$—
State	574	(124)
Foreign	1,033	3,283
	1,607	3,159
Deferred provision:
Federal	6,102	6,928
State	1,032	4,917
Foreign	96	661
	7,230	12,506
Total tax provision	$8,837	$15,665

Components of Deferred Tax Assets and Liabilities	The components of deferred tax assets and liabilities are as follows:

	July 31, 2021	July 31, 2020
	(In thousands)
Deferred tax assets:
Accruals and reserves	$8,503	$8,563
Tax basis in excess of financial basis for intangible and fixed assets	181	225
Net operating loss and capital loss carry forwards	466,801	468,132
Total gross deferred tax assets	475,485	476,920
Less: valuation allowance	(456,610)	(452,969)
Net deferred tax assets	$18,875	$23,951
Deferred tax liabilities:
Financial basis in excess of tax basis for intangible and fixed assets	$(18,464)	$(22,889)
Convertible debt	(1,342)	(1,595)
Total gross deferred tax liabilities	(19,806)	(24,484)
Net deferred tax liabilities	$(931)	$(533)

Reconciliation of Income Tax Expense Attributable to Income from Continuing Operations
Income tax expense attributable to income from continuing operations differs from the expense computed by applying the U.S. federal income tax rate of 21.0% to (loss) income from continuing operations before income taxes as a result of the following:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Computed "expected" income tax expense (benefit)	$(630)	$4,158
Increase (decrease) in income tax expense resulting from:
Change in valuation allowance	4,085	8,531
Foreign tax rate differential	(33)	(23)
Goodwill impairment	5,388	—
Nondeductible expenses	443	3,010
Foreign withholding taxes	(1,310)	553
Addition of uncertain tax position reserves	(74)	(56)
State benefit of U.S. loss	—	(624)
State income taxes, net of federal benefit	317	133
Other	651	(17)
Actual income tax expense	$8,837	$15,665

Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Balance as of beginning of year	$2,460	$2,207
Additions for current year tax positions	52	667
Currency translation	(3)	2
Reductions for lapses in statute of limitations	(369)	(416)
Balance as of end of year	$2,140	$2,460